Summary of Inventories (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Jun. 27, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components and raw materials	$ 61,949	$ 57,372		$ 57,513
Work in process	9,908	10,330		5,321
Finished goods	94,810	99,167		101,309
Inventory held on consignment	33,721	29,746		26,881
Inventory, Gross, Total	200,388	196,615		191,024
Inventory reserves	(22,840)	(22,042)	$ (23,520)	(22,094)	$ (21,523)	$ (15,192)
Inventories, net	$ 177,548	$ 174,573		$ 168,930